EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 5. EQUITY

Common Stock

The Company is authorized to issue 2,000,000,000 shares of common stock, $0.086 par value (the “Common Stock”). Each share of issued and outstanding common stock entitles the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the Company upon liquidation or dissolution.

During the first quarter of 2025, pursuant to a proposed business combination transaction, the Company issued to the selling parties 157,000 shares of Common Stock with a value of $239,425 as a second prepayment and additional non-refundable deposit on the proposed purchase price. See additional information regarding these shares in Note 8 – Commitments and Contingencies. Additionally, the Company issued 105,000 shares of Common Stock with a value of $141,750 for a service provider prepayment which was recorded to the prepaids and other current assets account on the condensed consolidated balance sheets as of September 30, 2025, and 462,605 shares for equity-based compensation under certain disclosed (see Equity-based Compensation) equity-based compensation programs.

During the second quarter of 2025, the Company issued service providers, 123,967 shares of Common Stock with a fair value of $150,000 in lieu of services to be provided, and 40 shares of equity-based compensation were issued to an executive as the final payment under a previously disclosed employment agreement.

During the third quarter of 2025, the Company issued a service provider, 110,668 shares of Common Stock with a fair value of $100,000 in lieu of services to be provided under a twelve month marketing agreement, and 2,388,563 shares for equity-based compensation under certain previously and currently disclosed (see Equity-based Compensation) equity based compensation programs.

As of September 30, 2025, and December 31, 2024, there were 9,375,127 and 2,250,210 shares of common stock outstanding, respectively.

Equity-based Compensation

During the first quarter of 2025 certain directors, executives, and employees were granted 999,995 shares of common stock in equity awards for the 2024 fiscal year, with a fair value of $2,049,675, vesting during the first and third quarters of 2025. For the three and nine month periods ended September 30, 2025 respectively, 537,390 and 462,605 shares were vested and issued with no share awards remaining unvested for these grants.

Pursuant to the April 2025 second amendment to an employment agreement between the Company and an executive, the executive was awarded 40,000 shares of the Company’s Common Stock annually over the four-year employment term, where each annual tranche vests equally at 10,000 shares each quarter, pro-rated for any partial periods. The total fair value of this award for all periods combined is $248,000. For the three and nine month periods ended September 30, 2025, 17,253 and 10,000 shares vested respectively, and 7,253 shares have been issued. Unrecognized compensation cost for this award as of September 30, 2025, was, $221,258, which will be recognized as described herein, through June 2029.

In June 2025, the Compensation Committee approved adjustments to the compensation structure for certain directors and executives. These included the grant of 1,692,673 restricted shares with a fair value of $2,495,000 under the Company’s 2025 Equity Incentive Plan (the “July Grant”). The July Grant was awarded to certain directors, officers, and employees and originally vested over periods between July 2025 and January 2026, however, on September 12, 2025, the Compensation Committee modified and accelerated the vesting schedules, whereby all remaining unvested components of these grants would vest immediately. In accordance with ASC 718, Compensation—Stock Compensation, the Company recognized the remaining unamortized compensation cost associated with the accelerated awards based on their original grant-date fair values, and no adjustment was made to reduce previously recognized compensation cost, irrespective of declines in the market price of the Common Stock between the original grant and modification dates. As of September 30, 2025, all shares related to the July Grant have been fully vested and issued. The Company also increased the base salary and approved an annual discretionary bonus for its Chief Executive Officer.

Pursuant to an equity-based commission compensation program at one of the Company’s subsidiaries which provides down-line agents the ability to earn and receive restricted stock awards upon completion of agreed upon service requirements, the Company grants annual restricted stock awards which have vesting or other restrictions of up to twelve months. For the three and nine month period ended September 30, 2025, approximately 151,236 shares were issued under the program, all fully vested as of September 30, 2025.

Total stock-based compensation expense recorded in the unaudited condensed consolidated statements of operations for the three months ended September 30, 2025, and 2024 was $2,740,796 and $12,790, respectively, and for the nine months ended September 30, 2025 and 2024; $4,593,149 and $277,121, respectively.

2025 Equity Incentive Plan

On March 18, 2025, the Board approved, and subsequently the stockholders approved, the 2025 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to provide a means through with the Company and its subsidiaries may attract and retain key personnel, and to provide a means whereby directors, officer, employees, consultants, and advisors of the Company and its subsidiaries can acquire and maintain an equity interest in the Company, or be paid incentive compensation, thereby strengthening their commitment to the welfare of the Company and its subsidiaries and aligning their interests with those of the Company’s stockholders. The Plan provides for various stock-based incentive awards, including incentive and nonqualified stock options, stock appreciation rights (“SARs”), restricted stock and restricted stock units (“RSUs”), and other equity-based or cash-based awards. The total number of shares of common stock authorized for issuance under the Plan is 2,000,000 shares. Following the July Grant, there remained 307,327 shares available for issuance under the Plan.

Administration of the Plan. The Plan is to be administered by the Compensation Committee of the Board. The Compensation Committee is authorized to select from among eligible employees, directors, and service providers those individuals to whom shares and options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Compensation Committee is also authorized to prescribe, amend, and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any shares and options granted hereunder is within the discretion of the Compensation Committee.

The Plan was approved by the Company’s stockholders on May 29, 2025, becoming effective as of March 18, 2025, and will terminate on March 18, 2035, unless terminated earlier by the Board.

As of September 30, 2025, there remained 118,503 shares available for issuance under the Company’s various equity incentive plans.

Series J Private Placement

On June 18, 2025, the Company entered into a securities purchase agreement (the “SPA-2025”) with a certain accredited investor (the “SPA Purchaser”) for the issuance and sale in a private placement (the “Private Placement-2025”) of (i) pre-funded warrants (the “Series J-PF Warrants”) to purchase up to 1,488,096 shares of the Company’s Common Stock at an exercise price of $0.001 per share, and (ii) warrants (the “Series J Warrants”) to purchase up to 2,976,192 shares of Common Stock at an exercise price of $1.43 per share. The Private Placement-2025 was priced at the market at a combined purchase price per share and accompanying Series J Warrant of $1.68. The closing of the Private Placement-2025 occurred on or about June 20, 2025.

Aggregate gross proceeds to the Company from the Private Placement-2025 were approximately $2.5 million, prior to deducting placement agent fees and other offering expenses payable by the Company, estimated at around $351,000, which resulted in estimated net proceeds of $2.15 million. The Company would receive an additional approximate $4.25 million in aggregate gross proceeds if all of the Series J Warrants were exercised via a cash exercise. The Company plans to use the proceeds from the Private Placement for working capital and general corporate purposes.

The Series J-PF Warrants are exercisable from the date of issuance until exercised in full. The Series J Warrants are exercisable from the date of issuance and expire two years from the Effective Date (as defined in the SPA-2025). The holder of the Series J-PF Warrants and the Series J Warrants may not exercise any portion of such holder’s Series J-PF Warrants or Series J Warrants to the extent that the holder, together with its affiliates, would beneficially own, respectively, more than 9.99% of 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding shares of Common Stock immediately after exercise. In connection with the Private Placement-2025, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of June 18, 2025, with the SPA Purchaser, to register for resale the common shares underlying the Series J-PF Warrants and Series J Warrants.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s sole placement agent in connection with the Private Placement-2025. Pursuant to the engagement terms, the Company paid Wainwright a total cash fee equal to 7.0% of the aggregate gross proceeds of the Private Placement-2025, as well as certain expenses, including $50,000 for legal fees and expenses, $35,000 for non-accountable expenses, and a management fee equal to 1.0% of the gross proceeds of the Private Placement-2025. In addition, the Company issued to Wainwright placement agent warrants (the “Series J PAW’s”) to purchase up to an aggregate of 104,167 shares of Common Stock at an exercise price equal to $2.10 per share. The Series J PAW’s have substantially the same terms as the Series J Warrants.

The Company determined pursuant to the terms of the Series J Warrants, Series J PF Warrants, and Series J PAW’s that they are equity instruments in nature, also because they permit the holder to obtain a fixed number of shares for a fixed monetary amount. The net proceeds were recorded to additional paid in capital on the condensed consolidated balance sheets as of September 30, 2025.

As of September 30, 2025, pursuant to the exercise of all Series J-PF Warrants, the Company issued to the SPA Purchaser, 1,488,096 shares of Common Stock; the exercise price was pre-paid as part of the SPA-2025 closing. None of the Series J Warrants or Series J PAW Warrants have been exercised, and they remain outstanding as of September 30, 2025.

Equity Line of Credit (ELOC)

On August 26, 2025, the Company entered into a Common Stock Purchase Agreement (the “ELOC”) and a related Registration Rights Agreement with an accredited investor (collectively, the “Investor Agreements”). Pursuant to the ELOC, the Company has the right, but not the obligation, to require Investor to purchase, from time to time and subject to the terms and conditions set forth therein, up to an aggregate of $10,000,000 of the Company’s Common Stock, following the effectiveness of a resale registration statement on Form S-1 which was declared effective by the SEC on September 4, 2025. Each purchase will be made at a price equal to the lowest traded price of the Company’s common stock during a three-hour valuation period following Investor’s acknowledgment of a purchase notice, with closings generally occurring the next business day, subject to customary settlement conditions. The agreement includes an Exchange Cap limiting issuances to 19.99% of the Company’s outstanding common stock as of the execution date unless stockholder approval is obtained or the average price paid for all shares issued equals or exceeds $0.9196, and a Beneficial Ownership Limitation preventing Investor from beneficially owning more than 4.99% (which may be increased to 9.99% upon 61 days’ prior written notice) of the Company’s outstanding common stock. The Company is obligated to issue the investor commitment shares valued at $100,000 due in two equal tranches of $50,000, during the third and fourth quarters of 2025, respectively. The Company issued the first tranche consisting of 53,186 shares of Common Stock valued at $50,000 during the quarter ended September 30, 2025.

Pursuant to the ELOC, as of September 30, 2025, the Company issued 450,000 shares of Common Stock for proceeds of $350,000, net of a one-time $10,000 documentation fee, and subsequent to the quarter-end, the Company issued an additional 300,000 shares for proceeds of $300,000, which resulted in net remaining capacity on the ELOC of $9,340,000.

Subsequent to the quarter end, on November 5, 2025, the Company entered into Amendment No. 1 to the Common Stock Purchase Agreement with White Lion Capital, LLC. The Amendment introduces a Fixed Purchase Notice mechanism with pricing at 90% of the lowest traded price during a five-minute pre-notice period, a 5% ADTV per-notice cap (unless waived), and next-business-day cash closing upon DWAC share delivery.

At-the-Market Offering Program

On August 13, 2025, the Company entered into an At-the-Market (“ATM”) Sales Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent, shares of its common stock having an aggregate offering price of up to $2,026,453 (the “ATM Program”). Any shares offered and sold under the ATM Program are issued pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-275190), declared effective by the Securities and Exchange Commission (“SEC”) on November 7, 2023, together with the related base prospectus and prospectus supplement filed in connection with the ATM Program. On September 18, 2025, the Company filed Amendment No. 1 to the prospectus supplement to update and refresh the amount of common stock then available for sale under the ATM Program to $248,138, consistent with the limitations imposed by General Instruction I.B.6 of Form S-3. Sales of common stock, if any, are made in ordinary broker transactions that are deemed to be “at-the-market” offerings under Rule 415 of the Securities Act of 1933, as amended. The Sales Agent is entitled to a commission of 3% of the gross proceeds from each sale and to reimbursement of certain expenses. The ATM Agreement may be terminated by either party upon notice in accordance with its terms. The Company intends to use any net proceeds from sales under the ATM Program for general corporate purposes. Offering-related costs are recorded as a reduction of additional paid-in capital in the Condensed Consolidated Statements of Stockholders’ Equity.

During the three and nine months ended September 30, 2025, the Company sold 1,853,048 shares of Common Stock under the ATM Program, of which, 1,785,738 shares were issued as of September 30, 2025 and 67,310 shares were issued October 1, 2025, for net proceeds of $2,021,682. As of September 30, 2025, approximately $124,725 of Common Stock remained available for issuance under the ATM Program. Subsequent to September 30, 2025, the Company sold an additional 123,163 shares of Common Stock under the ATM Program for net proceeds of approximately $119,764, and approximately $360 of Common Stock remained available for issuance thereafter.

Dividends

On September 26, 2025, the Board of Directors declared a one-time cash dividend of $0.03 per share on the Company’s outstanding common stock, payable to shareholders of record as of the close of business on October 30, 2025 (the “Record Date”). The dividend is payable on December 2, 2025, and as of September 30, 2025, the Company recorded a total of $373,986 to dividends payable, a current liability in the condensed consolidated balance sheets, with a corresponding charge to additional paid in capital. This amount is inclusive of approximately $92,000 payable to the Companies warrant holders that are entitled to receive dividends for their underlying outstanding warrant shares.

Subsequent to quarter-end, the Company issued an additional 490,473 shares of common stock prior to the Record Date. These newly issued shares were entitled to receive the declared dividend, increasing the total expected dividend payable to $388,700. The additional shares and related dividend entitlement represent a non-recognized subsequent event under ASC 855, Subsequent Events, and did not affect amounts recorded as of September 30, 2025.

NOTE 11. EQUITY

Preferred Stock

The Company is authorized to issue 750,000,000 shares of $0.086 par value Preferred Stock. The Board of Directors is expressly vested with the authority to divide any or all of the Preferred Stock into series and to fix and determine the relative rights and preferences of the shares of each series so established, within certain guidelines established in the Articles of Incorporation. As of December 31, 2024 and 2023 there are no preferred shares issued and/or outstanding.

Common Stock

The Company was authorized to issue 117,647,059 shares of common stock, $0.086 par value as of December 31, 2024, and effective February 7, 2025, pursuant to approval from the Company’s Board of Directors and an amendment of the Company’s articles of incorporation filed with the State of Florida on February 7, 2025, the authorized shares were increased to 2,000,000,000.

Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

On February 23, 2023, pursuant to authority granted by the Board of Directors of the Company, the Company implemented a 1-for-15 reverse split of the Company’s authorized and issued and outstanding common stock (the “Reverse Split-2023”). The par value remains unchanged. All share and per share information as well as common stock and additional paid-in capital have been retroactively adjusted to reflect the Reverse Split-2023 for all periods presented, unless otherwise indicated. The split resulted in a rounding addition of approximately 902 shares valued at par, totaling $1,300.

During the first quarter of 2023, the Company issued 6,433 shares of the Company’s common stock to settle two earn-out liabilities, and YES Americana Group, LLC, a related party beneficially owned by Ezra Beyman, the Company’s Chief Executive Officer and Chairman of the Board (“Americana”). Americana, converted $645,000 of its outstanding convertible debt into 3,926 shares of the Company’s common stock. The conversion considered the fair market value of the stock on the day of conversion of $ $164.39 for the total of 3,926 shares. The Company issued 9,120 shares of the Company’s common stock in conjunction with the Private Placement-2023 as defined and discussed further below.

During the second quarter of 2023, the Company issued from its common stock, 6,621 shares in lieu of services provided, 20,721 shares to settle an earn-out liability and 1,307 shares pursuant to vested restricted stock awards earned by agents through an equity-based compensation program at one of the Company’s subsidiaries.

During the third quarter of 2023, the Company issued from its common stock, 10,271 shares to settle an earn-out liability, 24 shares in lieu of services provided, 177 shares to employees for vested stock awards, and 4,310 for Series B Warrants exercised.

During the fourth quarter of 2023, the Company issued from its common stock, 52,800 and 21,824 shares for Series E and Series F warrant exercises, respectively, 43,609 for share-based compensation, 8,685 shares in lieu of services, and 17,647 shares for Series B Warrants exchanged.

On July 1, 2024, the Company effectuated a 1-for-17 reverse stock split of the Company’s issued and outstanding common stock (the “Reverse Split-2024”). The par value remained unchanged following the Reverse Split-2024. All share and per share information (including EPS) as well as common stock and additional paid-in capital have been retroactively adjusted to reflect the Reverse Split-2024 for all periods presented, unless otherwise indicated. The Reverse Split-2024 resulted in a rounding addition of approximately 110,350 shares valued at par, totaling $9,490 for which shares were issued in July 2024.

During the year ended December 31, 2024 the Company issued from its common stock, 30,029 shares to settle an earn-out liability, 1,139,501 shares through its ATM program, 102,016 shares pursuant to series F abeyance share conversions, 119,054 for equity-based compensation, 39,569 shares on the exercise of Series B warrants, 192,236 shares for the exercise of Series G warrants, 97,274 shares in lieu of services, and 140,064 shares as a prepayment towards an acquisition.

As of December 31, 2024 and December 31, 2023, there were 2,250,210 and 280,117 shares of Common Stock outstanding, respectively.

Warrants

Series A Warrants

In conjunction with the Company’s initial public offering, the Company issued 2,070,000 Series A Warrants which were classified as equity warrants because of provisions, pursuant to the warrant agreement, that permit the holder obtain a fixed number of shares for a fixed monetary amount. The warrants are standalone equity securities that are transferable without the Company’s consent or knowledge. The warrants were recorded at a value per the offering of $0.15. The warrants may be exercised at any point from the effective date until the 5-year anniversary of issuance, on or around February 8, 2026, and are not subject to antidilution provisions.

In November 2023 the Series A Warrant holders voted and approved an amendment to the Series A Warrant agreement pursuant to which the warrants were issued, and reduced the exercise price from the stated $1,683.00 per share to $1,563.15 per share, subject to adjustment.

In November 2023 the Series A Warrant holders voted and approved an amendment to the Series A Warrant agreement pursuant to which the warrants were issued, and reduced the exercise price from the stated $6.60 (post-Reverse Split-2023 effective exercise price of $99.00) per share to $6.13 per share, and Reverse Split-2024 adjusted, the effective exercise price is $104.21, subject to adjustment.

As of December 31, 2024 and December 31, 2023, 1,695,000 Series A Warrants remain outstanding, exercisable into 6,647 shares of common stock.

Series E, F & G Warrants, and

Abeyance Shares

On March 13, 2023, the Company entered into a securities purchase agreement (the “SPA-2023”) with one institutional buyer for the purchase and sale of, (i) an aggregate of 9,120 shares (the “Common Shares”) of the Company’s common stock, par value $0.086 per share (the “Common Stock”) along with accompanying common warrants (the “Common Units”), (ii) prefunded warrants (the “Prefunded Warrants” or “Series E Warrants”) that are exercisable into 52,800 shares of Common Stock (the “Prefunded Warrant Shares”) along with accompanying common warrants (the “Pre-Funded Units”), and (iii) common warrants (the “Common Warrants” or “Series F Warrants”) to initially acquire up to 123,839 shares of Common Stock (the “Common Warrant Shares”) (representing 200% of the Common Shares and Prefunded Warrant Shares) in a private placement offering (the “Private Placement-2023”). Additionally, the Company agreed to issue a warrant to the Placement Agent (defined below), to initially acquire 3,096 shares of common stock (the “PA Warrant”) and entered into a registration rights agreement with the buyer to register for resale the common shares underlying the Series E and F Warrants.

The aggregate purchase price for the Common Shares, Prefunded Warrants (Series E Warrants) and the Common Warrants (Series F Warrants) to be purchased by the Buyer shall be equal to (i) $ $64.60 for each Common Unit purchased by such Buyer, or (ii) $ $64.58 for each Prefunded Unit purchased by the Buyer, which Prefunded Warrants are exercisable into Prefunded Warrant Shares at the initial Exercise Price (as defined in the Prefunded Warrant) of $0.02 per Prefunded Warrant Share in accordance with the Prefunded Warrant.

The Common Warrant (Series F) has an exercise price of $ $60.35 per share, subject to adjustment for any stock dividend, stock split, stock combination, reclassification or similar transaction occurring after the date of the Private Placement-2023. The Common Warrant will be exercisable six months following the date of issuance and will expire five and a half years from the date of issuance.

The PA Warrant has an exercise price of $ $66.47 per share, subject to adjustment for any stock dividend, stock split, stock combination, reclassification or similar transaction occurring after the date of the SPA-2023. The PA Warrant will be exercisable six months following the date of issuance and will expire five years from the date of issuance.

The closing of the Private Placement-2023 occurred on March 16, 2023. EF Hutton, a division of Benchmark Investments, LLC (the “Placement Agent”) acted as the sole placement agent and was entitled to an 8% of gross proceeds cash fee and the reimbursement of certain Placement Agent fees and customary expenses.

Gross and net proceeds to the Company from the Private Placement-2023 were approximately $4 million and $3 million respectively, to be utilized primarily for general working capital and administrative purposes. Direct financing fees approximated, $553,000.

The Company determined the Series E Warrants, Series F Warrants, and PA Warrants are equity in nature because of provisions, pursuant to the warrant agreements, that permit the holder to obtain a fixed number of shares for a fixed monetary amount. The values offset to $0 in additional paid-in capital in the Company’s consolidated statements of stockholders’ equity (deficit).

On December 12, 2023, the Company entered into that certain Inducement Offer to Exercise Series F Warrants to Subscribe for Common Shares with the institutional investor (the “Series F Inducement Agreement”), pursuant to which (i) the Company agreed to lower the exercise price of the Series F Warrants to $11.16 per share (which is equal to the Nasdaq minimum price) (the “Nasdaq Minimum Price”) and (ii) the institutional buyer agreed to exercise the Series F Warrants to purchase 123,839 shares of Common Stock into 123,839 shares of Common Stock (the “Exercise Shares”) by payment of the aggregate exercise price of approximately $1,381,474, gross of $351,503 of expenses, including but not limited to EF Hutton LLC, who acted as placement agent in connection therewith, resulting in $1,029,972 in net proceeds to the Company. The closing occurred on December 14, 2023 (the “Closing Date”). The Exercise Shares were all exercised, resulting in the issuance of 21,824 shares, and 102,016 shares held in abeyance (the “Abeyance Shares”) due to the 9.99% beneficial ownership limitation stipulated in the Series F Inducement Agreement. The Company accounted for the exercise price decrease inducement as a modification which resulted in a deemed dividend of $302,997 recorded as an increase and decrease to the additional paid-in capital account, in the consolidated balance sheets and statements of stockholders’ equity (deficit) as of December 31, 2023. The Company valued (a) the fair value of the 123,839 warrants immediately before exchange in the amount of $1,103,377, (b) the fair value of the warrants immediately after the exchange in the amount of $800,380, and (c) recorded the difference as a deemed dividend in the amount of $302,997. The warrants were valued using the Black-Scholes option pricing model using the following assumptions: a) fair value of common stock of $11.16, b) exercise prices of $60.35 pre-exchange and $11.16 post-exchange, c) term of 4.77 years pre-exchange and post-exchange, d) dividend rate of 0%, e) volatility of 112% pre-exchange and post-exchange, and f) risk free interest rate of 4.23% pre-exchange and post-exchange.

Further, pursuant to the Series F Inducement Agreement, the Company issued a new unregistered Series G common share purchase warrant (the “Series G Warrant”) pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended to purchase 247,678 shares of Common Stock at an initial exercise price equal to $11.16, but subject to a 4.99% beneficial ownership limitation. The Series G Warrant termination date is December 12, 2028. The Company’s accounting for the Series G Warrant resulted in a deemed dividend of $2,236,760 recorded as an increase and decrease to the additional paid-in capital account, in the consolidated balance sheets and statements of stockholders’ equity (deficit) as of December 31, 2023. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a) fair value of common stock of $11.16, b) exercise price of $11.16, c) term of 5 years, d) dividend rate of 0%, e) volatility of 112%, and f) risk free interest rate of 4.23%.

During the year ended December 31, 2024, upon request from the institutional investor, the Company converted 102,016 abeyance shares into common stock, thereby issuing 102,016 common shares, resulting in no further outstanding abeyance shares as of December 31, 2024.

Pursuant to the terms of the Series G Warrants, during the year ended December 31, 2024, the Series G Warrant exercise price reset from $11.16 per share to $3.96 per share, as a result of sales of our common stock pursuant to the ATM Agreement. On June 18, 2024, the holder of the Series G Warrants exercised all its 247,678 warrants, via cashless exercises, thereby acquiring 192,236 shares of the Company’s common stock, which resulted in no remaining Series G Warrants outstanding as of December 31, 2024.

The following summarizes outstanding warrants and abeyance shares as of December 31, 2024, and 2023, respectively:

●	Series E and Series F: None outstanding for both years.
●	Series G: 0 and 247,678.
●	Abeyance Shares: 0 and 102,016

At Market Program (the “ATM”)

On February 15, 2024, the Company entered into the ATM Agreement with the Agent, pursuant to which the Company may offer and sell, from time to time through the Agent, shares of its common stock having an aggregate maximum offering price as determined by the then in effect prospectus supplement to the base prospectus included in the registration statement (the “ATM Capacity”). Any shares offered and sold in the ATM offering will be issued pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-275190), which was declared effective by the SEC on November 7, 2023, and related prospectus supplements and accompanying base prospectus relating to the ATM offering. Under the Agreement, the Agent may sell shares by any method permitted by law and deemed to be an “at-the-market” offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The offering of shares pursuant to the ATM Agreement will terminate upon the earlier of (i) the sale of all of the shares subject to the ATM Agreement, or (ii) the termination of the ATM Agreement by the Agent or the Company, as permitted therein. The Company agreed to pay to the Agent in cash, upon each sale of shares pursuant to the ATM Agreement, an amount equal to 3.5% of the gross proceeds from each such sale. The Company agreed to reimburse the Agent for certain specified expenses in connection with entering into the ATM Agreement.

During the year ended December 31, 2024, the Company sold and issued 1,139,501 shares of common stock under the ATM Agreement, at an average price of $3.66, receiving proceeds, net of agent commissions, legal and other fees, of $3,713,139.

Equity Incentive Plans

Since 2019, the Company has adopted, the Reliance Global Group, Inc. 2019 Equity Incentive Plan, 2023 Equity Incentive Plan, 2024 Equity Incentive Plan, and the 2024 Omnibus Incentive Plan (collectively, the “Plans”). The purpose of the Plans is to provide a means through which the Company and its subsidiaries may attract and retain key personnel, and to provide a means whereby directors, officer, employees, consultants, and advisors of the Company and its subsidiaries can acquire and maintain an equity interest in the Company, or be paid incentive compensation, thereby strengthening their commitment to the welfare of the Company and its subsidiaries and aligning their interests with those of the Company’s stockholders. The Plans provide for various stock-based incentive awards, including incentive and nonqualified stock options, stock appreciation rights (“SARs”), restricted stock and restricted stock units (“RSUs”), and other equity-based or cash-based awards. The Plans each respectively terminate 10 years after each becoming effective, unless terminated earlier by the Board of Directors. A total of 1,167,451 shares of Common Stock were reserved for issuance under the Plans, and as of December 31, 2024 there remain 1,002,407 shares available for issuance. Subsequent to December 31, 2024, the Company granted 999,993 shares to certain directors, officers and employees, which resulted in 2,414 shares remaining available for issuance under the Plans.

Administration of the Plans. The Plans are administered by the Compensation Committee of the Board. The Compensation Committee is authorized to select from among eligible employees, directors, and service providers those individuals to whom shares and options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Compensation Committee is also authorized to prescribe, amend, and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any shares and options granted hereunder is within the discretion of the Compensation Committee.

Stock Options: The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees, non-employee directors, consultants, and service providers are eligible to receive options which are not ISOs, i.e. “Non-Statutory Stock Options.” The options granted by the Compensation Committee in connection with its adoption of the Plans were Non-Statutory Stock Options.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plans for the years ended December 31, 2024 and 2023 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	645	$3,952	1.61	$-
Granted	-	-	-	-
Forfeited or expired	(628)	$3,964	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2024	17	$3,497	0.59	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	645	$3,952	2.61	$-
Granted	-	-	-	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2023	645	$3,952	1.61	-

The following is a summary of the Company’s non-vested stock options as of December 31, 2024 and 2023 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2023	1	$3,496	0.59
Granted	-	-	-
Vested	(1)	3,496	0.59
Forfeited or expired	-	-	-
Non-vested at December 31, 2024	-	$-	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2022	16	$4,026	2.27
Granted	-	-	-
Vested	(15)	4,074	0.81
Forfeited or expired	-	-	-
Non-vested at December 31, 2023	1	$3,496	1.59

For the years ended December 31, 2024 and 2023, the Board did not approve any options to be issued pursuant to the Plans.

During the years ended December 31, 2024 and 2023, no employee terminations occurred resulting in option forfeitures of $0.

As of December 31, 2024, the Company determined that the options granted and outstanding had a total fair value of $2,421,960. The options were amortized through February 2024. During the year ended December 31, 2024, the Company recognized $1,542 of compensation expense relating to the stock options granted to employees, directors, and consultants. As of December 31, 2024, unrecognized compensation expense totaled $0.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on December 31, 2024. The market value as of December 31, 2024 was $2.58 based on the closing bid price for December 31, 2024.

As of December 31, 2023, the Company determined that the options granted and outstanding had a total fair value of $2,421,960. The options were amortized through February 2024. During the year ended December 31, 2023, the Company recognized $15,624 of compensation expense relating to the stock options granted to employees, directors, and consultants. As of December 31, 2023, unrecognized compensation expense totaled $1,542 which was recognized on a straight-line basis over the vesting period or requisite service period through February 2024.

The intrinsic value is calculated as the difference between the market value and the exercise price of the shares on December 31, 2023. The market value as of December 31, 2023 was $0.54 based on the closing bid price for December 31, 2023.

The Company estimated the fair value of each stock option on the grant date using a Black-Scholes option-pricing model. Black-Scholes option-pricing models require the Company to make predictive assumptions regarding future stock price volatility, recipient exercise behavior, and dividend yield. The Company estimated the future stock price volatility using the historical volatility over the expected term of the option. The expected term of the options was computed by taking the mid-point between the vesting date and expiration date. The following assumptions were used in the Black-Scholes option-pricing model, not accounting for the reverse splits:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Exercise price	$0.16 - $0.26	$0.16 - $0.26
Expected term	3.25 to 3.75 years	3.25 to 3.75 years
Risk-free interest rate	0.38% - 2.43%	0.38% - 2.43%
Estimated volatility	293.07% - 517.13%	293.07% - 517.13%
Expected dividend	-	-

Stock Awards

Pursuant to an agreement in April 2022, further amended in October 2022 between the Company and an executive, the executive was granted 436 restricted shares of the Company’s common stock which vest quarterly over a three-year period. The shares granted were valued at $180,546 at the date of the grant. For the years ended December 31, 2024, and 2023 respectively, 157 and 230 shares have been issued under the agreement, and compensation expense was $68,798 and $83,464, presented in the salaries and wages account in the consolidated statements of operations.

Pursuant to a grant award agreement effective December 28, 2022 between the Company and an executive, the executive was granted an annual award of 157 shares of the Company’s common stock to vest monthly each year throughout the duration of employment. The grant value for the years ended December 2024 and 2023 respectively was, $1,424 and $22,404 and recorded as compensation expense, presented in the salaries and wages account in the consolidated statements of operations. For the years ended December 31, 2024, and 2023 respectively, 157 and 159 shares have been issued under the agreement.

Pursuant to an equity-based commission compensation program at one of the Company’s subsidiaries which provides down-line agents the ability to earn and receive restricted stock awards upon completion of agreed upon service requirements, the Company grants annual restricted stock awards which have vesting or other restrictions of up to twelve months. For the years ended December 31, 2024 and 2023 respectively, 3,375 and 1,307 shares were issued under the program, and commission equity award expense was $233,970 and $276,400, presented in the commission expense account in the consolidated statements of operations.

Further, during the years ended December 31, 2024, and 2023, certain directors, executives and employees were granted equity awards which vested immediately. Respectively for each year, 60,294 and 44,590 shares were awarded and issued, valued at $227,550 and $477,556, presented in the salaries and wages (for executives and employees) and general and administrative (for directors) accounts in the consolidated statements of operations.

Subsequent to December 31, 2024, the Company granted certain directors, executives and employees equity awards in the amount of 999,993 shares of common stock, vesting over the first and third quarters of 2025, and valued at approximately $2,000,000. As of March 6, 2025, 462,605 shares of these grants were vested and issued, resulting in 537,388 shares that will vest during the third quarter of 2025.

Total equity-based compensation for the years ended December 31, 2024 and 2023 was approximately $533,631 and $875,000, respectively.